Note 8 - Employee Benefit Plans (Tables)	12 Months Ended
Jun. 30, 2018
Notes Tables
Share-based Payment Arrangement, Restricted Stock Unit, Activity [Table Text Block]
	Restricted Stock Awards	Weighted- Average Grant Date Fair Value Per Share
Outstanding at June 30, 2017	1,429	$15.75
Granted	6,321	21.00
Vested	(4,259)	21.00
Expired	(1,429)	15.75
Non-vested at June 30, 2018	2,062	$21.00